Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Reconciliation of Differences of Statutory and Effective Tax Expenses

The following tables provide the reconciliation of the differences between the statutory and effective tax expenses following as of December 31, 2025.

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
Income before income tax	11,522,418	7,629,677	4,330,710	1,067,728

Tax calculated at tax rate of 24%	2,765,380	1,831,122	1,039,370	256,255
Tax effect on non-taxable income	(407,101)	(5,616)	(482,780)	(119,029)
Tax effect of contract liabilities taxed upon receipt	—	—	2,255,554	556,103
Tax effect on non-deductible expenses	877,063	1,019,494	639,125	157,576
Income tax expenses	3,235,342	2,845,000	3,451,269	850,905

Schedule of Income Tax Provision Components

The income tax provision consists of the following components:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	MYR	MYR	MYR	USD
Current income tax expenses	3,235,342	2,845,000	1,553,592	383,036